Estimates (Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Accounts receivable	$ 856	$ 600	$ (556)
Accounts receivable from related companies	(5)	30	64
Inventories	(430)	51	(254)
Exchanges receivable	14	18	(8)
Other current assets	239	(133)	81
Other non-current assets, net	250	(6)	(23)
Accounts payable	(1,127)	(850)	541
Accounts payable to related companies	400	5	(140)
Exchanges payable	(79)	(99)	128
Accrued and other current liabilities	(618)	(59)	192
Other non-current liabilities	(261)	(73)	147
Derivative assets and liabilities, net	75	19	(159)
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$ (1,164)	$ (231)	$ (149)